First Trust S-Network E-Commerce ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
First Trust S-Network E-Commerce ETF | First Trust S-Network E-Commerce ETF
Prospectus [Line Items]
Annual Return [Percent]	11.94%	24.27%	24.32%	(34.36%)	28.80%	15.41%	20.22%	(2.06%)	9.43%